Royalty obligation (Detail Textuals) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 18, 2011	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Royalty Obligation [Line Items]
Value of shares issued on debt conversion		$ (62,638,889)
Fair value of the royalty obligation		901,915
Carrying value of the royalty obligation		4,449,012	$ 5,685,722
Current portion of the royalty obligation		1,537,202	2,019,243
Change in royalty obligation		747,548	2,271,436		$ 3,791,282
Royalties received		1,242,587	1,795,089		1,207,772
Royalties paid (Note 11)		$ (1,829,295)	$ (1,712,390)	[1]	$ (642,768)
Birmingham Associates Ltd | AGGRASTAT
Royalty Obligation [Line Items]
Value of shares issued on debt conversion	$ 4,750,000
Number of shares issued on debt conversion	2,176,003
Percentage of first $2,000,000 of quarterly sales	4.00%
Percentage of quarterly sales between $2,000,000 and $4,000,000	6.00%
Percentage of portion of quarterly sales exceeding $4,000,000 payable within 60 days	8.00%
Amount of quarterly product revenue	$ 2,000,000
Amount of quarterly product revenue	2,000,000
Amount of quarterly product revenue	4,000,000
Amount of quarterly product revenue	$ 4,000,000

[1]	Restated